General and Administrative Expenses	12 Months Ended
Dec. 31, 2015
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13: GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses at December 31, 2015, 2014 and 2013 were as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Payroll and related costs	$ 6,260	$ 6,931	$ 7,351
Professional fees	3,734	3,403	3,852
Other expenses	4,014	4,430	3,414

Total	$ 14,008	$ 14,764	$ 14,617